Note 44 Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands		Jun. 30, 2023	Dec. 31, 2022
Director [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		€ 645	€ 668
Bank guarantees to related parties		0	0
Related parties [member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		1,950	1,880
Bank guarantees to related parties		0	0
Senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties	[1]	6,415	6,321
Bank guarantees to related parties	[1]	10	10
Related parties of senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		746	764
Bank guarantees to related parties		€ 0	€ 0

[1]	(1) Excluding executive directors.